Mutual Fund Series Trust

August 3, 2023 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:                   Mutual Fund Series Trust (the “Registrant”);

File Nos. 333-132541 and 811-21872

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectuses that would have been filed under paragraph (c) of Rule 497 on behalf of the AlphaCentric Income Opportunities Fund, AlphaCentric LifeSci Healthcare Fund, AlphaCentric SWBC Municipal Opportunities Fund, AlphaCentric Premium Opportunity Fund, AlphaCentric Robotics and Automation Fund, AlphaCentric Symmetry Strategy Fund and AlphaCentric Strategic Income Fund, does not differ from that contained in the Registrant's Post-Effective Amendment No. 516, which was filed with the Commission on July 28, 2023 and (ii) that Post-Effective Amendment No. 516 has been filed electronically with the Commission.

Very truly yours,

_/s/ Jennifer Bailey_________

Jennifer Bailey

Secretary